NOTE 3 - COMMON STOCK	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – COMMON STOCK

On January 16, 2014, the holder of a promissory note converted the principal and interest outstanding of $23,776 into 680,000 shares. The fair value of the stock issued was $27,200 and therefore the Company experienced a loss on extinguishment of $3,424. The Company also issued 5,760,000 shares valued at $230,400 to various employees and a director as compensation for services rendered. During the six months period ended June 30, 2014, the Company issued 17,440,940 shares for cash of $872,047 ($9,560 was collected prior to December 31, 2013).

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC whereby the company could issue 2,000,000 shares in exchange for an option to sell up to $2,000,000 worth of Company shares at a price equal to 80% of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a stock subscription receivable (included in equity) in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On July 15, 2014, the Company and Kodiak extended the agreement through December 31, 2015. During the six months period ended June 30, 2014, the Company put $249,983 and 3,472,223 shares were issued pursuant to the above Agreement.